Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17 (Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                      Sale
                                                                  Proceeds from
Fund Name	                                                  Tender Offers
WisdomTree Emerging Markets Corporate Bond Fund..................$1,143,962.50
WisdomTree Emerging Markets Local Debt Fund........................$729,561.27
WisdomTree Interest Rate Hedged High Yield Bond Fund.............$4,044,063.01
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund...........$788,875.33
WisdomTree Voya Yield Enhanced USD Universal Bond Fund...........$7,065,723.19
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund...............$4,843,058.73
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund......$339,094.50